Quarterly Financial Information (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Rental and other property revenues	$ 1,539,577	$ 3,011,391	$ 3,054,823	$ 3,142,957	$ 1,248,961	$ 1,180,972	$ 367,542	$ 0	$ 10,748,748	$ 2,797,475
Real estate note investment interest	71,715	117,413	171,746	214,965	28,078	16,699	0	0	575,839	44,777
Total revenues	1,611,292	3,128,804	3,226,569	3,357,922	1,277,039	1,197,671	367,542	0	11,324,587	2,842,252
Property operations expense	655,284	1,268,246	1,358,507	1,287,820	545,103	661,181	222,641	0	4,569,857	1,428,925
Reimbursable operating expenses to related parties	236,509	232,574	263,915	296,922	142,261	148,906	125,485	125,000	1,029,920	541,652
Asset management fee to related party	449,653	680,656	811,233	857,924	357,544	296,126	137,942	19,783	2,799,466	811,395
Depreciation and amortization	843,984	2,489,818	2,295,445	1,336,985	1,021,662	1,270,577	445,951	0	6,966,232	2,738,190
General and administrative expenses	230,361	550,352	1,534,590	1,038,589	413,750	210,700	134,198	118,160	3,353,892	876,808
Total operating expenses	2,415,791	5,221,646	6,263,690	4,818,240	2,480,320	2,587,490	1,066,217	262,943	18,719,367	6,396,970
Equity in earnings of unconsolidated real estate entities	240,096	325,325	708,067	839,898	272,805	0	0	0	2,113,386	272,805
Interest income	184,884	5,050	6,887	1,182	192,968	137,543	130,599	31,432	198,003	492,542
Interest expense	(537,971)	(897,013)	(1,045,464)	(1,184,897)	(393,804)	(388,186)	(134,636)	0	(3,665,345)	(916,626)
Total other expense	(112,991)	(566,638)	(330,510)	(343,817)	71,969	(250,643)	(4,037)	31,432	(1,353,956)	(151,279)
Total expenses before asset management fee waiver	(2,528,782)	(5,788,284)	(6,594,200)	(5,162,057)	(2,408,351)	(2,838,133)	(1,070,254)	(231,511)	(20,073,323)	(6,548,249)
Asset management fee waived by Advisor	127,440	12,350	48,543	9,064	99,319	310,484	0	0	197,397	409,803
Net expenses after asset management fee waiver	(2,401,342)	(5,775,934)	(6,545,657)	(5,152,993)	(2,309,032)	(2,527,649)	(1,070,254)	(231,511)	(19,875,926)	(6,138,446)
Net loss	$ (790,050)	$ (2,647,130)	$ (3,319,088)	$ (1,795,071)	$ (1,031,993)	$ (1,329,978)	$ (702,712)	$ (231,511)	$ (8,551,339)	$ (3,296,194)
Net loss per share, basic and diluted (in USD per share)	$ (0.08)	$ (0.25)	$ (0.30)	$ (0.15)	$ (0.12)	$ (0.22)	$ (0.18)	$ (0.26)	$ (0.79)	$ (0.70)